Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Begining balance at Dec. 31, 2014	$ 51,589	$ 15,965,252	$ (9,777)	$ (17,690,647)	$ (1,683,583)
Begining balance (in shares) at Dec. 31, 2014	51,588,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense		827,184			827,184
Reclassification for loss included in net income			19,097		19,097
Unrealized holding losses on available-for-sale securities			(9,320)		(9,320)
Exercise of stock option	$ 125	29,550			29,675
Exercise of stock options (in shares)	124,906
Issuance of restricted stock	$ 219	(219)
Issuance of restricted stock (in shares)	219,048
Cumulative effect of change in accounting principle (Note 3)		8,333		(8,333)
Net loss				3,290,004	3,290,004
Ending balance at Dec. 31, 2015	$ 51,933	16,830,100		(14,408,976)	2,473,057
Ending balance (in shares) at Dec. 31, 2015	51,932,571
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense		932,325			932,325
Unrealized holding losses on available-for-sale securities
Issuance of restricted stock	$ 141	(141)
Issuance of restricted stock (in shares)	140,910
Warrant Tender Offer and extinguishment of derivative liabilities (Note 10)	$ 27,463	5,027,333			5,054,796
Warrant Tender Offer and extinguishment of derivative liabilities (Note 10) (in shares)	27,463,096
Conversion of the Notes as a result of the Warrant Tender Offer (Note 10)	$ 48,806	7,255,161			7,303,967
Conversion of the Notes as a result of the Warrant Tender Offer (Note 10) (in shares)	48,806,545
Net loss				(11,856,231)	(11,856,231)
Ending balance at Dec. 31, 2016	$ 128,343	$ 30,044,778		$ (26,265,207)	$ 3,907,914
Ending balance (in shares) at Dec. 31, 2016	128,343,122